CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 12,979,150	$ 1,729,537	$ 170,106
Marketable securities	326,226	326,494	4,192,726
Restricted Cash	555,232	1,401,859	0
Grants receivable		0	767,163
Interest receivable	757	187	25,215
Prepaid expenses and other current assets	169,579	222,763	38,042
TOTAL CURRENT ASSETS	14,030,944	3,680,840	5,193,252
PROPERTY AND EQUIPMENT, at cost
Furniture and equipment	38,850	38,850	29,623
Laboratory equipment	208,667	115,766	68,878
Property, Plant and Equipment, Gross	247,517	154,616	98,501
Less accumulated depreciation	(83,978)	(80,429)	(64,558)
NET PROPERTY AND EQUIPMENT	163,539	74,187	33,943
OTHER ASSETS
Patents, net of accumulated amortization	228,382	227,207	178,307
Loan fees, net of accumulated amortization	28,111	29,945	0
In-process research and development, net of accumulated amortization of $0	1,500,000	1,500,000	0
Deposits	25,728	25,728	18,088
TOTAL ASSETS	15,976,704	5,537,907	5,423,590
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,518,595	1,506,509	264,707
Accounts payable and accrued expenses, related party	481,643	382,142	164,484
Sub-award payable, related party	0	41,855	75,072
Accrued royalties	132,379	122,416	24,904
Deferred income, current	4,166,667	0
TOTAL CURRENT LIABILITIES	6,299,284	2,052,922	529,167
LONG-TERM LIABILITIES
Deferred income, net of current portion	7,291,666	0
Loan payable	3,961,733	3,961,733	0
Accrued interest	83,461	58,134	0
TOTAL LONG-TERM LIABILITIES	11,336,860	4,019,867	0
TOTAL LIABILITIES	17,636,144	6,072,789	529,167
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0
Common stock value	11,690	11,687	10,351
Additional paid-in capital	15,638,420	15,552,946	12,114,689
Subscription receivable		0	(2,211)
Accumulated other comprehensive loss	(404)	(980)	(21,795)
Deficit accumulated during the development stage	(17,309,146)	(16,098,535)	(7,206,611)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,659,440)	(534,882)	4,894,423
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 15,976,704	$ 5,537,907	$ 5,423,590